Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of amortization expenses of intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Amortization Expenses Of Intangible Assets Abstract
Cost of Goods sold	$ 5,376	$ 574
Selling and marketing expenses	1,807	265
Total amortization expenses	$ 7,183	$ 839